UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03504

UBS RMA Tax-Free Fund Inc.

(Exact name of registrant as specified in charter)

1285 Avenue of the Americas, New York, New York 10019-6028

(Address of principal executive offices) (Zip code)

Mark F. Kemper, Esq.

UBS Global Asset Management

1285 Avenue of the Americas

New York, NY 10019-6028

(Name and address of agent for service)

Copy to:

Jack W. Murphy, Esq.

Dechert LLP

1900 K Street, N.W.

Washington, DC 20006-2401

Registrant’s telephone number, including area code: 212-821 3000

Date of fiscal year end: June 30

Date of reporting period: September 30, 2015

Item 1.  Schedule of Investments

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — 83.72%
Alabama — 0.40%
University of Alabama Revenue (University Hospital), Series C,
0.010%, VRD	6,500,000	6,500,000
University of Alabama Revenue, Series B,
0.010%, VRD	4,875,000	4,875,000

		11,375,000

Alaska — 0.55%
Valdez Marine Terminal Revenue (Exxon Pipeline Co. Project),
0.010%, VRD	5,750,000	5,750,000
Valdez Marine Terminal Revenue Refunding (ExxonMobil Pipeline Co. Project),
0.010%, VRD	5,000,000	5,000,000
Series A,
0.010% VRD	4,200,000	4,200,000
Series C,
0.010% VRD	690,000	690,000

		15,640,000

California — 4.33%
Bay Area Toll Authority Toll Bridge Revenue (Bay Area),
Series B-2,
0.010% VRD	2,000,000	2,000,000
Series G-1,
0.010% VRD	5,000,000	5,000,000
California Health Facilities Financing Authority Revenue (Adventist Health Systems), Series A,
0.010%, VRD	1,200,000	1,200,000
California Health Facilities Financing Authority Revenue Refunding (Stanford Hospital), Series B-1,
0.010%, VRD	10,000,000	10,000,000
California State Enterprise Development Authority Revenue (Robert Louis Stevenson School),
0.010%, VRD	7,650,000	7,650,000
California State Kindergarten, Series B4,
0.010%, VRD	1,100,000	1,100,000
Metropolitan Water District Southern California Revenue Refunding, Series A-2,
0.010%, VRD	3,480,000	3,480,000
Modesto Water Revenue Certificates of Participation Refunding, Series A,
0.010%, VRD	3,905,000	3,905,000
Sacramento Municipal Utility District (Subordinate Lien), Series L,
0.010%, VRD	90,000	90,000
San Diego County Regional Transportation Commission Sales Tax Revenue (Limited Tax), Series A,
0.010%, VRD	15,000,000	15,000,000
Santa Clara Electric Revenue, Subseries B,
0.010%, VRD	4,500,000	4,500,000
Santa Clara Valley Transportation Authority Sales Tax Revenue Refunding,
Series A,
0.010% VRD	28,040,000	28,040,000
Series B,
0.010% VRD	12,265,000	12,265,000
Series C,
0.010% VRD	13,390,000	13,390,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
California — (concluded)
Whittier Health Facilities Revenue (Presbyterian Intercommunity), Series A,
0.010%, VRD	15,700,000	15,700,000

		123,320,000

Colorado — 3.89%
Denver City & County Certificates of Participation Refunding,
Series A1,
0.010% VRD	44,245,000	44,245,000
Series A2,
0.010% VRD	20,505,000	20,505,000
Series A3,
0.010% VRD	33,690,000	33,690,000
El Paso County Revenue (YMCA Pikes Peak Region Project),
0.020%, VRD	12,235,000	12,235,000

		110,675,000

Connecticut — 0.88%
Hartford County Metropolitan District Bond Anticipation Notes, Series C,
1.000%, due 03/18/16	25,000,000	25,094,431

District of Columbia — 1.12%
District of Columbia Revenue (German Marshall Fund of United States),
0.020%, VRD	8,000,000	8,000,000
District of Columbia University Revenue Refunding (Georgetown University), Series B,
0.010%, VRD	15,050,000	15,050,000
District of Columbia Water & Sewer Authority Revenue (Subordinate Lien), Series B-1,
0.010%, VRD	8,225,000	8,225,000
Metropolitan Washington, D.C. Airport Authority Airport System Revenue Subseries D-2,
0.010%, VRD	600,000	600,000

		31,875,000

Florida — 2.52%
Hillsborough County School Board Certificates of Participation (Master Lease Program), Series C,
0.010%, VRD	39,765,000	39,765,000
JEA Water & Sewer System Revenue,
Subseries A-1,
0.010% VRD	7,600,000	7,600,000
Subseries B-1,
0.020% VRD	10,445,000	10,445,000
Orange County Health Facilities Authority Revenue (Hospital-Orlando Regional), Series E,
0.020%, VRD	4,500,000	4,500,000
Orange County Health Facilities Authority Revenue (The Nemours Foundation Project), Series B,
0.010%, VRD	9,385,000	9,385,000

		71,695,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Georgia — 2.25%
DeKalb Country Tax Anticipation Notes,
1.750%, due 12/28/15	20,000,000	20,073,278
Private Colleges & Universities Authority Revenue (Emory University),
Series B-1,
0.010% VRD	10,200,000	10,200,000
Series B-2,
0.010% VRD	13,825,000	13,825,000
Series C-4,
0.010% VRD	19,885,000	19,885,000

		63,983,278

Illinois — 7.57%
Chicago Waterworks Revenue (Second Lien),
Subseries 2000-1,
0.090% VRD	3,000,000	3,000,000
Subseries 2000-2,
0.090% VRD	9,000,000	9,000,000
Chicago Waterworks Revenue Refunding ,
Subseries 2004-1,
0.090% VRD	5,000,000	5,000,000
Subseries 2004-2,
0.090% VRD	10,000,000	10,000,000
Cook County School District No. 036 Winnetka (Morgan Stanley Floater Certificates), Series 1919,
0.020%, VRD[1,2]	9,970,000	9,970,000
Illinois Development Finance Authority Revenue (Francis W. Parker School Project),
0.010%, VRD	1,900,000	1,900,000
Illinois Development Finance Authority Revenue (Lyric Opera Chicago Project),
0.020%, VRD	17,000,000	17,000,000
Illinois Finance Authority Revenue (Methodist Medical Center), Series B,
0.020%, VRD	4,000,000	4,000,000
Illinois Finance Authority Revenue (Northwestern Community Hospital), Series B,
0.010%, VRD	11,400,000	11,400,000
Illinois Finance Authority Revenue (OSF Healthcare System), Series B,
0.020%, VRD	10,725,000	10,725,000
Illinois Finance Authority Revenue (Rush University Medical Center), Series A,
0.010%, VRD	9,700,000	9,700,000
Illinois Finance Authority Revenue (Steppenwolf Theatre Co. Project),
0.020%, VRD	5,675,000	5,675,000
Illinois Finance Authority Revenue (University of Chicago), Series B,
0.020%, VRD	9,178,000	9,178,000
Illinois Finance Authority Revenue (Wesleyan University),
0.020%, VRD	5,860,000	5,860,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Illinois — (concluded)
Illinois Finance Authority Revenue Refunding (Hospital Sisters Services, Inc.),
0.020%, VRD	25,145,000	25,145,000
Illinois Finance Authority Revenue Refunding (Swedish Covenant), Series A,
0.020%, VRD	22,690,000	22,690,000
Illinois Finance Authority Revenue Refunding (University of Chicago), Series C,
0.020%, VRD	14,595,000	14,595,000
Illinois State Finance Authority Revenue (University of Chicago Medical Center), Series B,
0.010%, VRD	16,050,000	16,050,000
Illinois State Toll Highway Authority Toll Highway Revenue (Senior Priority), Series A-2D,
0.010%, VRD	13,700,000	13,700,000
Illinois State, Series B-4,
0.010%, VRD	5,000,000	5,000,000
Lombard Revenue (National University Health Sciences Project),
0.020%, VRD	5,915,000	5,915,000

		215,503,000

Indiana — 1.84%
Indiana Finance Authority Environmental Revenue Refunding (Duke Energy, Inc. Project),
Series A-4,
0.010% VRD	3,700,000	3,700,000
Series A-5,
0.010% VRD	18,080,000	18,080,000
Indiana Finance Authority Hospital Revenue (Indiana University Health, Inc.), Series D,
0.010%, VRD	3,045,000	3,045,000
Indiana Finance Authority Revenue (Ascension Health Senior Credit Group), Series E-4,
0.010%, VRD	6,000,000	6,000,000
Indiana Municipal Power Agency Power Supply Systems Revenue Refunding, Series A,
0.020%, VRD	8,250,000	8,250,000
Indianapolis Multi-Family Housing Revenue (Capital Place-Covington) (FNMA Insured),
0.020%, VRD	9,350,000	9,350,000
Lawrenceburg Pollution Control Revenue Refunding (Indiana Michigan Power Co. Project), Series H,
0.020%, VRD	4,000,000	4,000,000

		52,425,000

Kansas — 0.74%
Kansas State Department of Transportation Highway Revenue, Series C-4,
0.020%, VRD	10,000,000	10,000,000
Mission Multi-Family Revenue Refunding (Housing Silverwood Apartment Project), (FNMA Insured),
0.020%, VRD	11,000,000	11,000,000

		21,000,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Kentucky — 0.34%
Boone County Pollution Control Revenue Refunding (Duke Energy, Inc.),
0.020%, VRD	5,500,000	5,500,000
Jeffersontown Lease Program Revenue (Kentucky League of Cities Funding Trust),
0.030%, VRD	2,880,000	2,880,000
Williamstown League of Cities Funding Trust Lease Revenue, Series B,
0.030%, VRD	1,250,000	1,250,000

		9,630,000

Louisiana — 0.07%
Louisiana Public Facilities Authority Revenue Refunding (Christus Health), Series B2,
0.010%, VRD	1,945,000	1,945,000

Maryland — 1.56%
Maryland Economic Development Corp. Revenue (Howard Hughes Medical Institute), Series A,
0.010%, VRD	6,155,000	6,155,000
Maryland State Health & Higher Educational Facilities Authority Revenue (Johns Hopkins University), Series A,
0.010%, VRD	8,400,000	8,400,000
Montgomery County Housing Development Corp. Opportunities Commission Multi-Family Revenue,
0.020%, VRD	2,865,000	2,865,000
Montgomery County Housing Opportunities Commission Multi-Family Revenue, (Canterbury Apartments), Series A, (FNMA Insured),
0.020%, VRD	4,500,000	4,500,000
Washington Suburban Sanitation District Bond Anticipation Notes, Series A,
0.020%, VRD	22,600,000	22,600,000

		44,520,000

Massachusetts — 0.90%
Massachusetts Health & Educational Facilities Authority Revenue (Partners Healthcare System), Series F3,
0.010%, VRD	3,725,000	3,725,000
Town of Framingham Bond Anticipation Notes,
0.500%, due 12/11/15	17,281,057	17,293,034
University of Massachusetts Building Authority Revenue Refunding, Senior Series 1,
0.020%, VRD	4,620,000	4,620,000

		25,638,034

Michigan — 0.51%
Green Lake Township Economic Development Corp. Revenue Refunding (Interlochen Center Project),
0.010%, VRD	2,710,000	2,710,000
Michigan State Hospital Finance Authority Revenue (Trinity Health Credit), Series F,
0.010%, VRD	7,335,000	7,335,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Michigan — (concluded)
Michigan State Strategic Fund Limited Obligation Revenue (Greenpath, Inc. Project), Series A,
0.020%, VRD	4,500,000	4,500,000

		14,545,000

Minnesota — 1.21%
Rochester Health Care Facilities Revenue (Mayo Clinic),
Series A,
0.020% VRD	14,900,000	14,900,000
Series B,
0.020% VRD	19,500,000	19,500,000

		34,400,000

Mississippi — 3.52%
Mississippi Business Finance Corp. Gulf Opportunity Zone (Chevron USA, Inc. Project),
Series A,
0.010% VRD	15,900,000	15,900,000
Series C,
0.010% VRD	20,745,000	20,745,000
Series D,
0.010% VRD	4,400,000	4,400,000
Series G,
0.010% VRD	31,730,000	31,730,000
Series J,
0.010% VRD	5,000,000	5,000,000
Mississippi Development Bank Special Obligation (Jackson County Industrial Water System Project),
0.010%, VRD	22,500,000	22,500,000

		100,275,000

Missouri — 3.21%
Kansas City Industrial Development Authority Revenue Refunding (Ethans Apartments Project),
0.020%, VRD	14,500,000	14,500,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Ascension Healthcare),
Series C-1,
0.010% VRD	4,600,000	4,600,000
Series C-3,
0.010% VRD	2,900,000	2,900,000
Series C-5,
0.010% VRD	30,100,000	30,100,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (St. Louis University), Series B-2,
0.010%, VRD	4,405,000	4,405,000
Missouri Health & Educational Facilities Authority Educational Facilities Revenue (Washington University),
Series A,
0.010% VRD	5,850,000	5,850,000
Series B,
0.010% VRD	7,910,000	7,910,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Missouri — (concluded)
Series C,
0.010% VRD	12,400,000	12,400,000
Series D,
0.010% VRD	8,850,000	8,850,000

		91,515,000

Nebraska — 0.51%
Douglas County Hospital Authority No. 002 Revenue Refunding (Health Facilities for Children), Series A,
0.010%, VRD	14,500,000	14,500,000

New Hampshire — 1.28%
New Hampshire Health & Education Facilities Authority Revenue (Dartmouth College),
0.010% VRD	22,920,000	22,920,000
Series B,
0.010% VRD	13,500,000	13,500,000

		36,420,000

New Jersey — 1.06%
Burlington County Bridge Community Revenue (Lutheran Home Project), Series A,
0.020%, VRD	2,815,000	2,815,000
New Jersey Economic Development Authority Revenue (Bancroft Neurohealth Project),
0.020%, VRD	2,660,000	2,660,000
New Jersey Educational Facilities Authority Revenue (Centenary College), Series A,
0.020%, VRD	2,675,000	2,675,000
New Jersey Health Care Facilities Financing Authority Revenue (Robert Wood Johnson University),
0.010%, VRD	8,895,000	8,895,000
New Jersey Health Care Facilities Financing Authority Revenue (Virtua Health), Series D,
0.010%, VRD	11,100,000	11,100,000
New Jersey Health Care Facilities Financing Authority Revenue, Series A-3,
0.020%, VRD	1,955,000	1,955,000

		30,100,000

New Mexico — 0.28%
New Mexico Finance Authority Transportation Revenue Refunding (Sub Lien), Subseries B-1,
0.010%, VRD	8,000,000	8,000,000

New York — 14.73%
Dutchess County Industrial Development Agency Civic Facilities Revenue (Marist College), Series A,
0.010%, VRD	470,000	470,000
Metropolitan Transportation Authority New York Dedicated Tax Fund, Subseries B-1,
0.010%, VRD	24,590,000	24,590,000
Nassau Health Care Corp. Revenue, Series B-1,
0.010%, VRD	7,490,000	7,490,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (continued)
New York City Health & Hospital Corp. Revenue (Health Systems), Series C,
0.010%, VRD	20,000,000	20,000,000
New York City Housing Development Corp. Multi-Family Revenue (The Crest), Series A,
0.010%, VRD	27,400,000	27,400,000
New York City Housing Development Corp. Multi-Family Revenue Mortgage (Marseilles Apartments), Series A,
0.020%, VRD	1,950,000	1,950,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second General Fiscal 2008),
Series BB-1,
0.010% VRD	25,700,000	25,700,000
Series BB-5,
0.010% VRD	33,630,000	33,630,000
New York City Municipal Finance Authority Water & Sewer Systems Revenue (Second Generation Resolution),
Series A,
0.010% VRD	5,745,000	5,745,000
Series B-4,
0.010% VRD	8,300,000	8,300,000
Series CC-1,
0.010% VRD	1,900,000	1,900,000
New York City Municipal Water Finance Authority Water & Sewer Systems Revenue, Subseries F1A,
0.010%, VRD	15,250,000	15,250,000
New York City Transitional Finance Authority Future Tax Secured Revenue,
Series C,
0.010% VRD	7,985,000	7,985,000
Subseries A-4,
0.010% VRD	24,750,000	24,750,000
Subseries D-4,
0.010% VRD	14,300,000	14,300,000
New York City,
Series F, Subseries F-3,
0.010% VRD	250,000	250,000
Subseries B-3,
0.010% VRD	12,045,000	12,045,000
Subseries D-4,
0.010% VRD	8,000,000	8,000,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Rockefeller University), Series A-2,
0.010%, VRD	12,700,000	12,700,000
New York State Dormitory Authority Revenue Non-State Supported Debt (Royal), Series A, (FNMA Insured),
0.010%, VRD	9,400,000	9,400,000
New York State Dormitory Authority Revenue Refunding, Series A,
2.000%, due 03/15/16	25,000,000	25,208,044

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
New York — (concluded)
New York State Dormitory Authority Revenue State Supported Debt (Cornell University), Series A,
0.010%, VRD	11,920,000	11,920,000
New York State Housing Finance Agency (Riverside Center 2 Housing), Series A-2,
0.020%, VRD	11,900,000	11,900,000
New York State Housing Finance Agency Affordable Housing Revenue (Housing Bowery Place I), Series A, (FHLMC Insured),
0.010%, VRD	12,300,000	12,300,000
New York State Housing Finance Agency Revenue (20 River Terrace Housing), Series A, (FNMA Insured),
0.010%, VRD	9,700,000	9,700,000
New York State Housing Finance Agency Revenue (Maestro West Chelsea Housing), Series A,
0.020%, VRD	2,000,000	2,000,000
New York State Urban Development Corp. Revenue Refunding (Service Contract), Series A-5,
0.010%, VRD	2,100,000	2,100,000
Saratoga County Capital Resource Corp. Revenue (Saratoga Hospital Project),
0.020%, VRD	2,950,000	2,950,000
Syracuse Industrial Development Agency Civic Facility Revenue (Syracuse University), Series A,
0.010%, VRD	21,165,000	21,165,000
Triborough Bridge & Tunnel Authority Revenue Refunding, Subseries B-2,
0.010%, VRD	27,380,000	27,380,000
Triborough Bridge & Tunnel Authority Revenue,
Series B,
0.010% VRD	16,925,000	16,925,000
Series B-3,
0.010% VRD	14,000,000	14,000,000

		419,403,044

North Carolina — 4.63%
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue (Carolinas Hospital), Series E, (AGM Insured),
0.010%, VRD	12,000,000	12,000,000
Charlotte-Mecklenburg Hospital Authority Health Care Systems Revenue Refunding (Carolinas Healthcare), Series H,
0.010%, VRD	59,860,000	59,860,000
Guilford County, Series B,
0.030%, VRD	3,345,000	3,345,000
North Carolina Capital Facilities Finance Agency Educational Facilities Revenue (Wake Forest University), Series B,
0.010%, VRD	9,445,000	9,445,000
North Carolina Educational Facilities Finance Agency Revenue (Duke University Project), Series A,
0.010%, VRD	18,420,000	18,420,000
North Carolina Medical Care Commission Health Care Facilities Revenue (First Health Carolinas), Series A,
0.030%, VRD	28,685,000	28,685,000

		131,755,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Ohio — 5.22%
Butler County Capital Funding Revenue (CCAO Low Cost Capital), Series A,
0.020%, VRD	4,885,000	4,885,000
Cleveland-Cuyahoga County Port Authority Revenue (Carnegie/89th Garage Project),
0.020%, VRD	9,265,000	9,265,000
Columbus Sewer Revenue, Series B,
0.010%, VRD	14,350,000	14,350,000
Middletown Hospital Facilities Revenue (Atrium Medical Center), Series B,
0.020%, VRD	11,670,000	11,670,000
Ohio (Common Schools),
Series A,
0.010% VRD	9,410,000	9,410,000
Series B,
0.010% VRD	40,910,000	40,910,000
Series D,
0.010% VRD	38,500,000	38,500,000
Ohio Educational Facilities Communication Revenue Hospital (JP Morgan Chase PUTTERs, Series 3139),
0.030%, VRD[1,2]	6,225,000	6,225,000
Ohio State University General Receipts,
0.010% VRD	6,300,000	6,300,000
Series B,
0.010% VRD	4,100,000	4,100,000
Ohio State University General Revenue, Series E,
0.010%, VRD	2,900,000	2,900,000

		148,515,000

Oregon — 0.07%
Oregon Health & Science University Revenue, Series C,
0.010%, VRD	2,035,000	2,035,000

Pennsylvania — 2.90%
Allegheny County Higher Education Building Authority University Revenue Refunding (Carnegie Mellon University),
0.010%, VRD	2,000,000	2,000,000
Allegheny County Industrial Development Authority Revenue (Watson Institute of Friendship),
0.020%, VRD	3,545,000	3,545,000
Delaware River Port Authority of Pennsylvania & New Jersey Revenue Refunding, Series B,
0.010%, VRD	30,935,000	30,935,000
Emmaus General Authority Revenue, Subseries H-19,
0.010%, VRD	5,000,000	5,000,000
Philadelphia Authority for Industrial Development Lease Revenue Refunding,
Series B-2,
0.010% VRD	4,100,000	4,100,000
Series B-3,
0.020% VRD	4,000,000	4,000,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Pennsylvania — (concluded)
Pittsburgh Water & Sewer Authority Water & Sewer Systems Revenue (1st Lien), Series B2,
0.010%, VRD	21,045,000	21,045,000
Washington County Authority Revenue Refunding (University of Pennsylvania),
0.010%, VRD	8,580,000	8,580,000
Washington County Hospital Authority Revenue (Monongahela Valley Hospital Project), Series B,
0.020%, VRD	3,395,000	3,395,000

		82,600,000

Rhode Island — 0.24%
Rhode Island Health & Educational Building Corp. Higher Educational Facilities Revenue Refunding (New England Institute of Technology),
0.010%, VRD	1,185,000	1,185,000
Rhode Island Industrial Facilities Corp. Marine Terminal Revenue Refunding (ExxonMobil Project),
0.010%, VRD	5,750,000	5,750,000

		6,935,000

South Carolina — 0.88%
Charleston County School District Development Corp. Tax Anticipation Notes (SCSDE Insured),
1.500%, due 04/01/16	25,000,000	25,168,274

Tennessee — 0.40%
Memphis Health Educational & Housing Facility Board Multi-Family Housing Revenue (Ashland Lakes II Apartments Project), Series A,
0.040%, VRD	11,500,000	11,500,000

Texas — 7.40%
Alamo Community College District (Citigroup ROCS, Series RR-II-R-883WF), (FGIC Insured),
0.020%, VRD[1,2]	7,595,000	7,595,000
Harris County Cultural Education Facilities Finance Corp. Revenue (Methodist Hospital),
Subseries C-1,
0.010% VRD	8,325,000	8,325,000
Subseries C-2,
0.010% VRD	15,870,000	15,870,000
Harris County Health Facilities Development Corp. Revenue Refunding (Methodist Hospital Systems),
Series A-1,
0.010% VRD	19,570,000	19,570,000
Series A-2,
0.010% VRD	12,440,000	12,440,000
Harris County Hospital District Revenue Refunding (Senior Lien),
0.020%, VRD	8,310,000	8,310,000
Harris County Tax Anticipation Notes,
1.500%, due 02/29/16	20,000,000	20,118,693

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (continued)
Texas — (concluded)
Houston Higher Education Finance Corp. Higher Education Revenue (Rice University Project), Series B,
0.010%, VRD	23,765,000	23,765,000
Lower Neches Valley Authority Industrial Development Corp. Revenue (ExxonMobil Project),
0.010%, VRD	20,805,000	20,805,000
Tarrant County Cultural Education Facilities Finance Corp. Hospital Revenue (Baylor Healthcare System Project), Series C,
0.020%, VRD	2,600,000	2,600,000
Texas Transportation Commission State Highway Fund Revenue (First Tier),
5.000%, due 04/01/16	12,200,000	12,495,746
University of Texas Permanent University (Funding System), Series A,
0.010%, VRD	37,890,000	37,890,000
University of Texas Revenue (Financing Systems), Series B,
0.010%, VRD	1,045,000	1,045,000
University of Texas Revenue Refunding (Financing Systems), Series B,
0.010%, VRD	19,915,000	19,915,000

		210,744,439

Utah — 2.28%
Murray City Hospital Revenue (IHC Health Services, Inc.),
Series C,
0.010% VRD	2,020,000	2,020,000
Series D,
0.010% VRD	19,690,000	19,690,000
Salt Lake County Tax and Revenue Anticipation Notes,
1.000%, due 12/29/15	43,000,000	43,099,320

		64,809,320

Virginia — 2.39%
Fairfax County Economic Development Authority Revenue (Smithsonian Institution), Series A,
0.010%, VRD	4,300,000	4,300,000
Hanover County Economic Development Authority Revenue Refunding (Bon Secours Health), Series D-2,
0.010%, VRD	22,470,000	22,470,000
Loudoun County Industrial Development Authority Revenue (Howard Hughes Medical),
Series A,
0.010% VRD	13,725,000	13,725,000
Series D,
0.010% VRD	3,200,000	3,200,000
Series F,
0.010% VRD	16,350,000	16,350,000
Virginia College Building Authority Revenue (21st Century College & Equipment Programs), Series A,
5.000%, due 02/01/16	7,775,000	7,902,179

		67,947,179

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Municipal bonds and notes — (concluded)
Washington — 2.04%
Central Puget Sound Regional Transportation Authority Sales & Use Tax Revenue (JP Morgan PUTTERs, Series 2643Z),
0.030%, VRD[1,2]	5,000,000	5,000,000
King County Sewer Revenue (Junior Lien),
Series A,
0.020% VRD[3]	23,000,000	23,000,000
Series B,
0.020% VRD[3]	21,950,000	21,950,000
Washington Housing Finance Commission Nonprofit Revenue (YMCA Tacoma-Pierce County Project),
0.030%, VRD	8,075,000	8,075,000

		58,025,000

Total municipal bonds and notes (cost — $2,383,510,999)		2,383,510,999

Tax-exempt commercial paper —14.46%
California — 1.44%
California State Health Facilities Financing (Stanford Hospital), Series B-2, Subseries 1,
0.110%, due 11/04/15	8,000,000	8,000,000
Los Angeles County Capital Asset Lease,
0.050%, due 11/12/15	23,000,000	23,000,000
Sacramento Municipal Utility District (Subordinate Lien), Series L,
0.040%, due 10/06/15	10,000,000	10,000,000

		41,000,000

Colorado — 0.32%
Lower Colorado River Authority Revenue,
0.020%, due 10/15/15	9,000,000	9,000,000

Connecticut — 0.49%
Yale University,
0.030%, due 10/07/15	14,060,000	14,060,000

Illinois — 0.92%
Illinois Educational Facilities Authority Revenue,
0.050%, due 10/05/15	18,000,000	18,000,000
0.040%, due 11/05/15	8,091,000	8,091,000

		26,091,000

Maryland — 1.68%
Johns Hopkins University,
0.020%, due 10/05/15	15,635,000	15,635,000
0.060%, due 11/04/15	7,145,000	7,145,000
Montgomery County,
0.060%, due 10/05/15	10,000,000	10,000,000
0.030%, due 10/06/15	15,000,000	15,000,000

		47,780,000

Massachusetts — 0.53%
Massachusetts School Building Authority,
0.030%, due 10/20/15	15,000,000	15,000,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Tax-exempt commercial paper — (concluded)
Minnesota — 1.78%
Mayo Clinic,
0.070%, due 11/04/15	30,000,000	30,000,000
0.070%, due 11/10/15	20,600,000	20,600,000

		50,600,000

Missouri — 0.53%
Curators University,
0.040%, due 10/06/15	15,000,000	15,000,000

New York — 0.35%
New York State Power Authority,
0.030%, due 10/06/15	10,000,000	10,000,000

North Carolina — 0.28%
Duke University,
0.060%, due 12/14/15	8,000,000	8,000,000

Tennessee — 0.84%
Vanderbilt University,
0.190%, due 01/12/16	12,000,000	12,000,000
0.150%, due 02/22/16	12,000,000	12,000,000

		24,000,000

Texas — 3.85%
Dallas Area Rapid Transit,
0.040%, due 10/20/15	10,000,000	10,000,000
0.050%, due 11/05/15	6,000,000	6,000,000
0.050%, due 11/13/15	4,000,000	4,000,000
0.080%, due 12/03/15	12,000,000	12,000,000
0.070%, due 01/07/16	15,000,000	15,000,000
Methodist Hospital,
0.130%, due 11/04/15	20,000,000	20,000,000
University of Texas,
0.090%, due 10/08/15	10,000,000	10,000,000
0.020%, due 11/06/15	8,000,000	8,000,000
0.020%, due 11/17/15	14,774,000	14,774,000
0.050%, due 12/08/15	10,000,000	10,000,000

		109,774,000

Virginia — 0.49%
University of Virginia,
0.020%, due 10/20/15	10,000,000	10,000,000
0.020%, due 11/05/15	1,600,000	1,600,000
0.030%, due 11/05/15	2,400,000	2,400,000

		14,000,000

Washington — 0.96%
University of Washington,
0.120%, due 11/04/15	5,000,000	5,000,000
0.100%, due 11/09/15	7,500,000	7,500,000
0.060%, due 01/19/16	15,000,000	15,000,000

		27,500,000

Total tax-exempt commercial paper (cost — $411,805,000)		411,805,000

UBS RMA Tax-Free Fund

UBS RMA Tax-Free Fund

Schedule of investments — September 30, 2015 (unaudited)

Security description	Face amount ($)	Value ($)
Short-term US government obligations — 2.11%
US Treasury Bills
0.011%, due 10/22/15[4]	20,000,000	19,999,878
0.006%, due 11/19/15[4]	20,000,000	19,999,850
0.010%, due 12/03/15	20,000,000	20,000,000

Total short-term US government obligations (cost — $59,999,728)		59,999,728

Total investments (cost — $2,855,315,727 which approximates cost for federal income tax purposes) — 100.29%		2,855,315,727

Liabilities in excess of other assets — (0.29)%		(8,267,137)
Net assets (applicable to 2,846,947,927 shares of common stock outstanding equivalent to $1.00 per share) — 100.00%		2,847,048,590

Fair valuation summary

The following is a summary of the fair valuations according to the inputs used as of September 30, 2015 in valuing the Fund’s investments:

Description	Unadjusted quoted prices in active markets for identical investments (Level 1) ($)	Other significant observable inputs (Level 2) ($)	Unobservable inputs (Level 3) ($)	Total ($)
Municipal bonds and notes	—	2,383,510,999	—	2,383,510,999
Tax-exempt commercial paper	—	411,805,000	—	411,805,000
Short-term US government obligations	—	59,999,728	—	59,999,728
Total	—	2,855,315,727	—	2,855,315,727

At September 30, 2015, there were no transfers between Level 1 and Level 2.

Weighted average maturity — 18 days

Portfolio footnotes

[1]

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities, which represent 1.01% of net assets as of September 30, 2015, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]

The Fund does not directly own the municipal security indicated; the Fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the Fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

[3]	Security purchased on a when-issued basis. When-issued refers to a transaction made conditionally because a security, although authorized, has not yet been issued.
[4]	Rates shown are the discount rates at date of purchase.

Portfolio acronyms

AGM	Assured Guaranty Municipal Corporation
CCAO	County Commissioners Association of Ohio
FGIC	Financial Guaranty Insurance Company
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
PUTTERs	Puttable Tax-Exempt Receipts
ROCS	Reset Option Certificates
SCSDE	South Carolina School District Enhancement
VRD	Variable rate demand notes are payable on demand. The interest rates shown are the current rates as of September 30, 2015 and reset periodically.

RMA Tax-Free Fund

Valuation of investments

Investments are valued at amortized cost. Periodic review and monitoring of the valuation of the securities held by the Fund is performed in an effort to ensure that amortized cost approximates market value.

US generally accepted accounting principles (“US GAAP”) requires disclosure regarding the various inputs that are used in determining the value of the Fund’s investments. These inputs are summarized into the three broad levels listed below:

Level 1 — Unadjusted quoted prices in active markets for identical investments.

Level 2 — Other significant observable inputs, including but not limited to, quoted prices for similar investments, interest rates, prepayment speeds and credit risks.

Level 3 — Unobservable inputs inclusive of the Fund’s own assumptions in determining the fair value of investments.

A fair value hierarchy has been included near the end of each Fund’s Schedule of investments.

For more information regarding the Funds’ other significant accounting policies, please refer to the annual report to shareholders dated June 30, 2015.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (“Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Certifications of principal executive officer and principal financial officer of registrant pursuant to Rule 30a-2(a) under the Investment Company Act are attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

UBS RMA Tax-Free Fund Inc.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date: November 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Carver
Mark E. Carver
President

Date:	November 30, 2015

By:	/s/ Thomas Disbrow
Thomas Disbrow
Vice President and Treasurer

Date: November 30, 2015